Other Receivable	9 Months Ended
Sep. 30, 2021
Other Income and Expenses [Abstract]
OTHER RECEIVABLE

NOTE 5 – OTHER RECEIVABLE

The other receivable balance of $10,686,077 on December 31, 2020 mainly represents the receivable in an escrow account administered by the court in the amount of $10,683,324, which is the consideration of the disposal of the land use right and the related building located in Shanghai City. As of September 30, 2021, the escrow account and the related debt was settled.